UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-05715
The Gabelli Convertible and Income Securities Fund Inc.
(Exact name of registrant as specified in charter)
One Corporate Center
Rye, New York 10580-1422
(Address of principal executive offices) (Zip code)
Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
(Name and address of agent for service)
registrant’s telephone number, including area code: 1-800-422-3554
Date of fiscal year end: December 31
Date of reporting period: June 30, 2010
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.
The Report to Shareholders is attached herewith.
The Gabelli Convertible and Income
Securities Fund Inc.
Semi-Annual Report
June 30, 2010
Mario J. Gabelli, CFA
To Our Shareholders,
     The Gabelli Convertible and Income Securities Fund’s (the “Fund”) net asset value (“NAV”) total return was (2.3)% during the semi-annual period ended June 30, 2010, compared with returns of (6.6)%, 5.5%, and (1.3)% for the Standard & Poor’s (“S&P”) 500 Index, the Barclays Capital Government/Corporate Bond Index, and the Lipper Convertible Securities Fund Average, respectively. The total return for the Fund’s publicly traded shares was 0.2% during the first half of the year. For the one year period ended June 30, 2010, the Fund’s NAV total return was 16.7% and the total return for the Fund’s publicly traded shares was 21.4%, compared with returns of 14.4%, 9.7%, and 20.1% for the S&P 500 Index, the Barclays Capital Government/Corporate Bond Index, and the Lipper Convertible Securities Fund Average, respectively. On June 30, 2010, the Fund’s NAV per share was $5.59, while the price of the publicly traded shares closed at $5.61 on the New York Stock Exchange (“NYSE”).
Enclosed are the financial statements and the investment portfolio as of June 30, 2010.
Comparative Results
Average Annual Returns through June 30, 2010 (a) (Unaudited)

										Since
		Year to								Inception
	Quarter	Date	1 Year	3 Year	5 Year	10 Year	15 Year	20 Year		(07/03/89)
Gabelli Convertible and Income Securities Fund
NAV Total Return (b)	(6.45)%	(2.33)%	16.72%	(4.10)%	2.29%	2.86%	4.69%	6.04%		6.23%
Investment Total Return (c)	(12.43)	0.20	21.40	(6.14)	(1.96)	3.92	4.91	N/A	(d)	4.87	(d)
S&P 500 Index	(11.41)	(6.64)	14.43	(9.80)	(0.79)	(1.59)	6.24	7.67		8.07	(e)
Barclays Capital Government/ Corporate Bond Index	3.88	5.49	9.65	7.37	5.26	6.48	6.35	7.16		7.15	(e)
Lipper Convertible Securities Fund Average	(5.63)	(1.31)	20.12	(2.98)	2.75	2.35	6.74	8.26		8.19	(e)

(a)	Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are sold, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end. Performance returns for periods of less than one year are not annualized. Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The S&P 500 Index is an unmanaged indicator of stock market performance. The Barclays Capital Government/Corporate Bond Index is an unmanaged market value weighted index that tracks the total return performance of fixed rate, publicly placed, dollar denominated obligations. The Lipper Convertible Securities Fund Average reflects the average performance of open-end mutual funds classified in this particular category. Dividends and interest income are considered reinvested. You cannot invest directly in an index.

(b)	Total returns and average annual returns reflect changes in the NAV per share, reinvestment of distributions at NAV on the ex-dividend date, and adjustments for rights offerings and are net of expenses. Since inception return is based on an initial NAV of $10.00.

(c)	Total returns and average annual returns reflect changes in closing market values on the New York Stock Exchange, reinvestment of distributions, and adjustments for rights offerings. Since inception return is based on an initial offering price of $11.25.

(d)	The Fund converted to closed-end status on March 31, 1995 and had no operating history on the New York Stock Exchange prior to that date.

(e)	From June 30, 1989, the date closest to the Fund’s inception for which data is available.

We have separated the portfolio manager’s commentary from the financial statements and investment portfolio due to corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager’s commentary is unrestricted. The financial statements and investment portfolio are mailed separately from the commentary. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
Summary of Portfolio Holdings (Unaudited)
The following table presents portfolio holdings as a percent of total investments as of June 30, 2010:

U.S. Government Obligations	27.6%
Energy and Utilities	10.1%
Health Care	9.3%
Financial Services	7.5%
Diversified Industrial	6.3%
Computer Hardware	4.5%
Broadcasting	3.9%
Aerospace	3.9%
Retail	3.4%
Automotive: Parts and Accessories	3.3%
Telecommunications	3.0%
Food and Beverage	2.8%
Specialty Chemicals	2.7%
Automotive	2.1%
Computer Software and Services	2.1%
Business Services	1.7%
Consumer Products	1.2%
Machinery	1.0%
Hotels and Gaming	1.0%
Communications Equipment	0.8%
Electronics	0.5%
Transportation	0.4%
Environmental Services	0.4%
Metals and Mining	0.2%
Equipment and Supplies	0.1%
Cable and Satellite	0.1%
Entertainment	0.1%
Manufactured Housing and Recreational Vehicles	0.0%

100.0%

     The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q, the last of which was filed for the quarter ended March 31, 2010. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-Q is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Proxy Voting
     The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30th, no later than August 31st of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.
Shareholder Meeting — May 17, 2010 — Final Results
     The Fund’s Annual Meeting of Shareholders was held on May 17, 2010 at the Greenwich Library in Greenwich, Connecticut. At that meeting, common and preferred shareholders, voting together as a single class, elected Mario J. Gabelli as a Director of the Fund. A total of 7,963,881 votes were cast in favor of this Director and a total of 514,380 votes were withheld for this Director. In addition, preferred shareholders, voting as a separate class, elected Werner J. Roeder as a Director of the Fund. A total of 828,038 votes were cast in favor of this Director and a total of 500 votes were withheld for this Director.
     Anthony J. Colavita, E. Val Cerutti, Dugald A. Fletcher, Anthony R. Pustorino, Anthonie C. van Ekris, and Salvatore J. Zizza continue to serve in their capacities as Directors of the Fund.
     We thank you for your participation and appreciate your continued support.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
SCHEDULE OF INVESTMENTS
June 30, 2010 (Unaudited)

Principal			Market
Amount		Cost	Value
	CONVERTIBLE CORPORATE BONDS — 30.0%
	Aerospace — 3.1%
	GenCorp Inc., Sub. Deb. Cv.,
$1,800,000	2.250%, 11/15/24	$1,623,453	$1,680,750
1,600,000	4.063%, 12/31/39 (a)	1,246,491	1,332,000

		2,869,944	3,012,750

	Automotive — 0.7%
600,000	Navistar International Corp., Sub. Deb. Cv.,
	3.000%, 10/15/14	595,819	706,500

	Automotive: Parts and Accessories — 2.1%
2,114,000	Standard Motor Products Inc., Sub. Deb. Cv., 15.000%, 04/15/11	2,069,669	2,073,265

	Broadcasting — 3.9%
4,000,000	Sinclair Broadcast Group Inc., Sub. Deb. Cv., 6.000%, 09/15/12	3,608,011	3,730,000
100,000	Sirius XM Radio Inc., Sub. Deb. Cv., 7.000%, 12/01/14 (a)	76,108	95,250

		3,684,119	3,825,250

	Business Services — 1.7%
1,700,000	The Interpublic Group of Companies Inc., Cv., 4.250%, 03/15/23	1,652,742	1,710,625

	Cable and Satellite — 0.0%
400,000	Adelphia Communications Corp., Sub. Deb. Cv., 3.250%, 05/01/21† (b)	127,000	0

	Computer Hardware — 3.6%
4,000,000	SanDisk Corp., Cv., 1.000%, 05/15/13	2,887,765	3,575,000

	Consumer Products — 0.2%
200,000	Eastman Kodak Co., Cv., 7.000%, 04/01/17 (a)	176,776	180,500

	Diversified Industrial — 4.3%
100,000	Griffon Corp., Ser. 2nd, Sub. Deb. Cv., 4.000%, 07/18/23	93,635	100,500
3,000,000	Griffon Corp., Sub. Deb. Cv., 4.000%, 01/15/17 (a)	3,000,000	3,015,000
1,400,000	Roper Industries Inc., Sub. Deb. Cv., (STEP), 0.000%, 01/15/34†	846,358	980,000
50,000	Textron Inc., Ser. TXT, Cv., 4.500%, 05/01/13	50,000	72,625
100,000	Trinity Industries Inc., Sub. Deb. Cv., 3.875%, 06/01/36	71,227	77,250

		4,061,220	4,245,375

	Electronics — 0.1%
100,000	Intel Corp., Sub. Deb. Cv., 3.250%, 08/01/39 (a)	106,878	113,125

	Energy and Utilities — 1.3%
900,000	Transocean Ltd., Ser. A, Cv., 1.625%, 12/15/37	875,291	876,375
400,000	UniSource Energy Corp., Cv., 4.500%, 03/01/35 (a)	398,415	386,000

		1,273,706	1,262,375

	Entertainment — 0.1%
50,000	Take-Two Interactive Software Inc., Cv., 4.375%, 06/01/14	50,000	53,438

	Environmental Services — 0.4%
350,000	Covanta Holding Corp., Cv., 3.250%, 06/01/14	350,000	374,500

	Equipment and Supplies — 0.0%
10,000	Regal-Beloit Corp., Sub. Deb. Cv., 2.750%, 03/15/24	10,000	22,087

	Financial Services — 1.5%
1,500,000	Janus Capital Group Inc., Cv., 3.250%, 07/15/14	1,500,000	1,511,250

	Health Care — 0.7%
100,000	Chemed Corp., Cv., 1.875%, 05/15/14	83,355	92,625
100,000	Kinetic Concepts Inc., Cv., 3.250%, 04/15/15 (a)	82,053	96,750
150,000	Thoratec Corp., Sub. Deb. Cv., (STEP), 1.380%, 05/16/34	102,591	189,937
400,000	Wright Medical Group Inc., Cv., 2.625%, 12/01/14	344,157	347,500

		612,156	726,812

See accompanying notes to financial statements.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)

Principal			Market
Amount		Cost	Value
	CONVERTIBLE CORPORATE BONDS (Continued)
	Hotels and Gaming — 1.0%
$900,000	Gaylord Entertainment Co., Cv., 3.750%, 10/01/14 (a)	$871,772	$942,750

	Metals and Mining — 0.2%
100,000	Alcoa Inc., Cv., 5.250%, 03/15/14	100,000	171,250

	Retail — 2.5%
60,000	Costco Wholesale Corp., Sub. Deb. Cv., Zero Coupon, 08/19/17	51,813	75,000
100,000	Pier 1 Imports Inc., Cv. (STEP), 6.375%, 02/15/36	95,526	102,125
2,400,000	The Great Atlantic & Pacific Tea Co. Inc., Cv., 5.125%, 06/15/11	2,378,525	2,262,000

		2,525,864	2,439,125

	Specialty Chemicals — 2.6%
2,600,000	Ferro Corp., Cv., 6.500%, 08/15/13	1,781,423	2,518,750

	TOTAL CONVERTIBLE CORPORATE BONDS	27,306,853	29,464,727

Shares
	CONVERTIBLE PREFERRED STOCKS — 3.5%
	Automotive — 1.4%
30,000	Ford Motor Co. Capital Trust II, 6.500% Cv. Pfd.	1,281,140	1,324,500

	Business Services — 0.0%
15,143	Interep National Radio Sales Inc., 4.000% Cv. Pfd., Ser. A† (a)(b)(c)	1,347,183	0
20,000	Key3Media Group Inc. (STEP), 5.500% Cv. Pfd., Ser. B† (b)	499,993	117

		1,847,176	117

	Communications Equipment — 0.5%
600	Lucent Technologies Capital Trust I, 7.750% Cv. Pfd.	356,750	434,700

	Energy and Utilities — 0.8%
6,000	AES Trust III, 6.750% Cv. Pfd.	229,530	260,100
500	El Paso Corp., 4.990% Cv. Pfd. (a)	479,192	495,600
300	El Paso Energy Capital Trust I, 4.750% Cv. Pfd.	11,460	10,902
200	Whiting Petroleum Corp., 6.250%, Cv. Pfd.	20,008	38,738

		740,190	805,340

	Financial Services — 0.0%
30,000	Federal National Mortgage Association, 8.750%, Cv. Pfd., Ser. 08-1	75,277	15,600

	Health Care — 0.0%
100	Elite Pharmaceuticals Inc., $2.32 Cv. Pfd., Ser. C† (b)(c)	91,465	6,224

	Telecommunications — 0.5%
14,000	Cincinnati Bell Inc., 6.750% Cv. Pfd., Ser. B	398,212	532,000

	Transportation — 0.3%
2,500	GATX Corp., $2.50 Cv. Pfd., Ser. A (b)	360,275	333,500

	TOTAL CONVERTIBLE PREFERRED STOCKS	5,150,485	3,451,981

	COMMON STOCKS — 36.9%
	Aerospace — 0.8%
3,000	Northrop Grumman Corp.	191,827	163,320
1,000	Rockwell Automation Inc.	30,042	49,090
65,000	Rolls-Royce Group plc†	560,739	546,280
5,850,000	Rolls-Royce Group plc, Cl. C†	8,905	8,740

		791,513	767,430

	Automotive: Parts and Accessories — 1.2%
30,000	Genuine Parts Co.	1,163,647	1,183,500

	Cable and Satellite — 0.1%
493,409	Adelphia Recovery Trust† (b)	0	0
2,000	Rogers Communications Inc., Cl. B	28,913	65,520

		28,913	65,520

	Communications Equipment — 0.3%
20,000	Corning Inc.	207,863	323,000

	Computer Hardware — 0.9%
7,000	International Business Machines Corp.	590,718	864,360

See accompanying notes to financial statements.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Computer Software and Services — 2.1%
20,000	CyberSource Corp.†	$513,172	$510,600
8,000	Diebold Inc.	200,511	218,000
12,000	Furmanite Corp.†	46,872	47,640
20,000	Microsoft Corp.	545,275	460,200
12,000	Sybase Inc.†	773,521	775,920

		2,079,351	2,012,360

	Consumer Products — 1.0%
2,000	Kimberly-Clark Corp.	122,696	121,260
40,000	Swedish Match AB	785,618	878,760

		908,314	1,000,020

	Diversified Industrial — 2.0%
100,000	General Electric Co.	2,017,715	1,442,000
355,000	National Patent Development Corp.† (a)	887,500	532,500
880	Textron Inc.	7,502	14,934

		2,912,717	1,989,434

	Electronics — 0.1%
5,000	Intel Corp.	99,960	97,250

	Energy and Utilities — 7.3%
4,400	Anadarko Petroleum Corp.	153,704	158,796
6,000	BP plc, ADR	236,937	173,280
1,500	CH Energy Group Inc.	54,441	58,860
8,000	Chevron Corp.	481,830	542,880
5,000	ConocoPhillips	263,972	245,450
3,000	Devon Energy Corp.	174,764	182,760
15,000	Exxon Mobil Corp.	886,881	856,050
50,000	Great Plains Energy Inc.	962,125	851,000
14,000	Halliburton Co.	414,284	343,700
38,000	Mirant Corp.†	549,490	401,280
1,200,000	Mirant Corp., Escrow† (b)	0	0
20,000	National Fuel Gas Co.	809,007	917,600
18,000	NextEra Energy Inc.	947,640	877,680
20,000	Northeast Utilities	393,099	509,600
10,000	Progress Energy Inc., CVO†	5,200	1,500
16,000	Royal Dutch Shell plc, Cl. A, ADR	1,014,367	803,520
12,000	SJW Corp.	260,028	281,280

		7,607,769	7,205,236

	Equipment and Supplies — 0.1%
3,000	Mueller Industries Inc.	98,955	73,800

	Financial Services — 6.0%
24,000	AllianceBernstein Holding LP	525,779	620,160
34,000	American Express Co.	1,492,040	1,349,800
2,500	Deutsche Bank AG	184,237	140,400
6,000	GAM Holding Ltd.†	70,868	65,408
5,000	HSBC Holdings plc, ADR	279,660	227,950
5,000	JPMorgan Chase & Co.	188,266	183,050
13,000	Julius Baer Group Ltd.	445,308	373,410
10,000	Marsh & McLennan Companies Inc.	266,966	225,500
10,000	Morgan Stanley	225,668	232,100
4,000	Royal Bank of Canada	212,714	191,160
30,000	The Bank of New York Mellon Corp.	887,668	740,700
60,000	Wells Fargo & Co.	1,682,858	1,536,000

		6,462,032	5,885,638

	Food and Beverage — 2.8%
6,500	Dr. Pepper Snapple Group Inc.	161,378	243,035
2,000	General Mills Inc.	51,574	71,040
7,021	Kraft Foods Inc., Cl. A	199,955	196,588
100,000	Parmalat SpA	278,978	234,054
200,000	Parmalat SpA, GDR (a)(c)	809,275	468,900
1,020	Pernod-Ricard SA	57,595	79,803
30,000	The Coca-Cola Co.	1,311,355	1,503,600

		2,870,110	2,797,020

	Health Care — 8.6%
5,000	Baxter International Inc.	238,190	203,200
33,000	Eli Lilly & Co.	1,449,841	1,105,500
128,185	Elite Pharmaceuticals Inc.†	10,896	8,717
18,000	Johnson & Johnson	1,113,521	1,063,080
5,000	Merck & Co. Inc.	117,746	174,850
45,000	Millipore Corp.†	4,758,984	4,799,250
55,000	Pfizer Inc.	967,280	784,300
10,000	UnitedHealth Group Inc.	309,124	284,000

		8,965,582	8,422,897

	Machinery — 0.0%
1,000	Mueller Water Products Inc., Cl. A	4,730	3,710

	Retail — 0.9%
13,000	Wal-Mart Stores Inc.	610,094	624,910
10,000	Walgreen Co.	287,813	267,000

		897,907	891,910

See accompanying notes to financial statements.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)

			Market
Shares		Cost	Value
	COMMON STOCKS (Continued)
	Specialty Chemicals — 0.1%
3,000	International Flavors & Fragrances Inc.	$138,967	$127,260

	Telecommunications — 2.5%
10,000	BCE Inc.	283,752	292,700
4,000	Belgacom SA	156,812	126,516
3,000	Philippine Long Distance Telephone Co., ADR	91,004	152,910
2,800	Swisscom AG	1,051,899	953,120
14,000	Telekom Austria AG	216,488	156,391
27,000	Verizon Communications Inc.	987,783	756,540

		2,787,738	2,438,177

	Transportation — 0.1%
4,000	GATX Corp.	106,654	106,720

	Wireless Communications — 0.0%
2,000	Turkcell Iletisim Hizmetleri A/S, ADR	33,611	25,960
49	Winstar Communications Inc.† (b)	438	0

		34,049	25,960

	TOTAL COMMON STOCKS	38,757,489	36,281,202

	PREFERRED STOCKS — 0.0%
	Telecommunications — 0.0%
3,679	PTV Inc., 10.000% Pfd., Ser. A†	0	294

	WARRANTS — 0.0%
	Food and Beverage — 0.0%
1,300	Parmalat SpA, GDR, expire 12/31/15† (a)(b)(c)	0	870

	Health Care — 0.0%
12,930	Elite Pharmaceuticals Inc., expire 04/24/12† (b)(c)	8,535	52

	TOTAL WARRANTS	8,535	922

Principal			Market
Amount		Cost	Value
	CORPORATE BONDS — 2.0%
	Consumer Products — 0.0%
$1,500,000	Pillowtex Corp., Sub. Deb., 9.000%, 12/15/10† (b)	$0	$0

	Electronics — 0.3%
300,000	Stoneridge Inc., 11.500%, 05/01/12	300,000	302,250

	Energy and Utilities — 0.7%
1,000,000	Texas Competitive Electric Holdings Co. LLC, Ser. B (STEP), 10.250%, 11/01/15	751,185	665,000

	Health Care — 0.0%
150,000	Sabratek Corp., Sub. Deb., 6.000%, 04/15/11† (b)	84,763	0

	Machinery — 1.0%
1,000,000	Terex Corp., Sub. Deb., 7.375%, 01/15/14	1,008,751	1,012,500

	Manufactured Housing and Recreational Vehicles — 0.0%
103,000	Fleetwood Enterprises Inc., 14.000%, 12/15/11† (b)	98,000	15,836

	Telecommunications — 0.0%
	AMNEX Inc., Sub. Deb.,
30,000	8.500%, 09/25/49† (b)	22,972	0
50,000	8.500%, 09/25/49† (a)(b)(c)	48,801	0

		71,773	0

	TOTAL CORPORATE BONDS	2,314,472	1,995,586

See accompanying notes to financial statements.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
SCHEDULE OF INVESTMENTS (Continued)
June 30, 2010 (Unaudited)

Principal			Market
Amount		Cost	Value
	U.S. GOVERNMENT OBLIGATIONS — 27.6%
	U.S. Treasury Bills — 26.0%
$25,551,000	U.S. Treasury Bills, 0.051% to 0.244%††, 07/01/10 to 12/16/10	$25,542,589	$25,542,721

	U.S. Treasury Cash Management Bills — 0.4%
420,000	U.S. Treasury Cash Management Bill, 0.147%††, 07/15/10	419,976	419,976

	U.S. Treasury Notes — 1.2%
1,200,000	U.S. Treasury Note, 4.125%, 08/15/10	1,205,782	1,205,782

	TOTAL U.S. GOVERNMENT OBLIGATIONS	27,168,347	27,168,479

TOTAL INVESTMENTS — 100.0%		$100,706,181	98,363,191

Other Assets and Liabilities (Net)			(145,276)
PREFERRED STOCK
(965,548 preferred shares outstanding)			(24,138,700)

NET ASSETS — COMMON STOCK
(13,255,095 common shares outstanding)			$74,079,215

NET ASSET VALUE PER COMMON SHARE
($74,079,215 ÷ 13,255,095 shares outstanding)			$5.59

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2010, the market value of Rule 144A securities amounted to $7,659,245 or 7.79% of total investments. Except as noted in (c), these securities are liquid.

(b)	Security fair valued under procedures established by the Board of Directors. The procedures may include reviewing available financial information about the company and reviewing the valuation of comparable securities and other factors on a regular basis. At June 30, 2010, the market value of fair valued securities amounted to $356,599 or 0.36% of total investments.

(c)	At June 30, 2010, the Fund held investments in restricted and illiquid securities amounting to $476,046 or 0.48% of total investments, which were valued under methods approved by the Board of Directors as follows:

Acquisition
Shares/				06/30/10
Principal		Acquisition	Acquisition	Carrying Value
Amount	Issuer	Date	Cost	Per Unit
$50,000	AMNEX Inc., Sub. Deb., 8.500%, 09/25/49	09/15/97	$48,801	—
100	Elite Pharmaceuticals Inc., $2.32 Cv. Pfd., Ser. C	04/25/07	91,465	$62.2400
12,930	Elite Pharmaceuticals Inc., Warrants expire 04/24/12	04/25/07	8,535	0.0040
15,143	Interep National Radio Sales Inc., 4.000% Cv. Pfd., Ser. A	05/03/02	1,347,183	—
200,000	Parmalat SpA, GDR	04/10/03	809,275	2.3445
1,300	Parmalat SpA, GDR, Warrants expire 12/31/15	11/09/05	—	0.6692

†	Non-income producing security.

††	Represents annualized yield at date of purchase.

ADR	American Depositary Receipt

CVO	Contingent Value Obligation

GDR	Global Depositary Receipt

STEP	Step coupon bond. The rate disclosed is that in effect at June 30, 2010.
See accompanying notes to financial statements.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2010 (Unaudited)

Assets:
Investments, at value (cost $100,706,181)	$98,363,191
Cash	13,850
Receivable for investments sold	57,577
Dividends and interest receivable	495,862
Deferred offering expense	86,686
Prepaid expense	2,376

Total Assets	99,019,542

Liabilities:
Payable for investments purchased	573,002
Distributions payable	12,069
Payable for investment advisory fees	62,923
Payable for payroll expenses	17,142
Payable for accounting fees	7,500
Payable for shareholder communications expenses	61,327
Unrealized depreciation on swap contracts	23,712
Other accrued expenses	43,952

Total Liabilities	801,627

Preferred Stock:
Series B Cumulative Preferred Stock (6.000%, $25 liquidation value, $0.001 par value, 1,995,000 shares authorized with 965,548 shares issued and outstanding)	24,138,700

Net Assets Attributable to Common Shareholders	$74,079,215

Net Assets Attributable to Common Shareholders Consist of:
Paid-in capital	$84,572,163
Accumulated distributions in excess of net investment income	(23,611)
Accumulated net realized loss on investments, swap contracts, and foreign currency transactions	(8,097,361)
Net unrealized depreciation on investments	(2,342,990)
Net unrealized depreciation on swap contracts	(23,712)
Net unrealized depreciation on foreign currency translations	(5,274)

Net Assets	$74,079,215

Net Asset Value per Common Share: ($74,079,215 ÷ 13,255,095 shares outstanding, at $0.001 par value; 998,000,000 shares authorized)	$5.59

STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2010 (Unaudited)

Investment Income:
Dividends (net of foreign taxes of $14,659)	$641,171
Interest	1,161,506

Total Investment Income	1,802,677

Expenses:
Investment advisory fees	511,982
Shareholder communications expenses	51,173
Directors’ fees	34,116
Legal and audit fees	30,821
Payroll expenses	25,942
Shareholder services fees	23,172
Accounting fees	22,500
Custodian fees	16,962
Interest expense	2
Miscellaneous expenses	37,488

Total Expenses	754,158

Less:
Advisory fee reduction	(119,702)
Custodian fee credits	(58)

Total Reduction and Credits	(119,760)

Net Expenses	634,398

Net Investment Income	1,168,279

Net Realized and Unrealized Gain/(Loss) on
Investments, Swap Contracts, and Foreign Currency:
Net realized gain on investments — unaffiliated	401,170
Net realized loss on investments — affiliated	(808,809)
Net realized gain on swap contracts	47,549
Net realized loss on foreign currency transactions	(3,404)

Net realized loss on investments, swap contracts, and foreign currency transactions	(363,494)

Net change in unrealized depreciation:
on investments	(1,858,697)
on swap contracts	(15,758)
on foreign currency translations	(5,274)

Net change in unrealized depreciation on investments, swap contracts, and foreign currency translations	(1,879,729)

Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency	(2,243,223)

Net Decrease in Net Assets Resulting from Operations	(1,074,944)

Total Distributions to Preferred Shareholders	(720,138)

Net Decrease in Net Assets Attributable to Common Shareholders Resulting from Operations	$(1,795,082)

See accompanying notes to financial statements.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
STATEMENT OF CHANGES IN NET ASSETS ATTRIBUTABLE TO COMMON SHAREHOLDERS

	Six Months Ended
	June 30, 2010	Year Ended
	(Unaudited)	December 31, 2009
Operations:
Net investment income	$1,168,279	$2,294,448
Net realized loss on investments, swap contracts, and foreign currency transactions	(363,494)	(6,274,702)
Net change in unrealized appreciation/depreciation on investments, swap contracts, and foreign currency translations	(1,879,729)	20,759,618

Net Increase/(Decrease) in Net Assets Resulting from Operations	(1,074,944)	16,779,364

Distributions to Preferred Shareholders:
Net investment income	(720,138)*	(1,441,812)

Total Distributions to Preferred Shareholders	(720,138)	(1,441,812)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(1,795,082)	15,337,552

Distributions to Common Shareholders:
Net investment income	(376,406) *	(1,110,747)
Return of capital	(2,519,028)*	(4,377,186)

Total Distributions to Common Shareholders	(2,895,434)	(5,487,933)

Fund Share Transactions:
Net increase in net assets from common shares issued upon reinvestment of distributions	735,938	813,857
Net increase in net assets from repurchase of preferred shares	—	21,511

Net Increase in Net Assets from Fund Share Transactions	735,938	835,368

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders	(3,954,578)	10,684,987
Net Assets Attributable to Common Shareholders:
Beginning of period	78,033,793	67,348,806

End of period (including undistributed net investment income of $0 and $0, respectively)	$74,079,215	$78,033,793

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.
See accompanying notes to financial statements.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
FINANCIAL HIGHLIGHTS

	Six Months Ended
Selected data for a share	June 30, 2010	Year Ended December 31,
outstanding throughout each period:	(Unaudited)	2009	2008	2007	2006	2005
Operating Performance:
Net asset value, beginning of period	$5.94	$5.19	$7.90	$8.31	$7.95	$8.32

Net investment income	0.09	0.18	0.24	0.42	0.45	0.40
Net realized and unrealized gain/(loss) on investments, swap contracts, and foreign currency transactions	(0.16)	1.10	(2.01)	0.20	0.92	0.20

Total from investment operations	(0.07)	1.28	(1.77)	0.62	1.37	0.60

Distributions to Preferred Shareholders: (a)
Net investment income	(0.06)*	(0.11)	(0.14)	(0.11)	(0.09)	(0.14)
Net realized gain	—	—	(0.01)	(0.12)	(0.13)	(0.05)

Total distributions to preferred shareholders	(0.06)	(0.11)	(0.15)	(0.23)	(0.22)	(0.19)

Net Increase/(Decrease) in Net Assets Attributable to Common Shareholders Resulting from Operations	(0.13)	1.17	(1.92)	0.39	1.15	0.41

Distributions to Common Shareholders:
Net investment income	(0.03)*	(0.09)	(0.09)	(0.31)	(0.34)	(0.25)
Net realized gain	—	—	(0.01)	(0.32)	(0.46)	(0.29)
Paid-in capital	(0.19)*	(0.33)	(0.70)	(0.17)	—	(0.26)

Total distributions to common shareholders	(0.22)	(0.42)	(0.80)	(0.80)	(0.80)	(0.80)

Fund Share Transactions:
Increase in net asset value from common share transactions	0.00 (f)	0.00 (f)	—	0.00 (f)	0.01	0.02
Increase in net asset value from repurchase of preferred shares	—	0.00 (f)	0.01	—	—	—
Offering costs for preferred shares charged to paid-in capital	—	—	—	—	—	(0.00	)(f)

Total fund share transactions	0.00 (f)	0.00 (f)	0.01	0.00 (f)	0.01	0.02

Net Asset Value Attributable to Common Shareholders, End of Period	$5.59	$5.94	$5.19	$7.90	$8.31	$7.95

NAV total return †	(2.34)%	23.72%	(25.57)%	4.44%	14.80%	4.40%

Market value, end of period	$5.61	$5.81	$5.55	$7.67	$8.95	$8.83

Investment total return ††	0.20%	13.16%	(18.02)%	(5.85)%	11.32%	4.50%

See accompanying notes to financial statements.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
FINANCIAL HIGHLIGHTS (Continued)

	Six Months Ended
Selected data for a share	June 30, 2010		Year Ended December 31,
outstanding throughout each period:	(Unaudited)		2009	2008	2007	2006	2005
Ratios and Supplemental Data:
Net assets including liquidation value of preferred shares, end of period (in 000’s)	$98,218		$102,173	$91,782	$149,360	$152,158	$145,324
Net assets attributable to common shares, end of period (in 000’s)	$74,079		$78,034	$67,349	$99,590	$102,388	$95,554
Ratio of net investment income to average net assets attributable to common shares before preferred share distributions	2.98	%(g)	3.28%	3.65%	4.90%	5.51%	4.93%
Ratio of operating expenses to average net assets attributable to common shares before fees waived	1.92	%(g)	2.01%	2.06%	2.23%	—	—
Ratio of operating expenses to average net assets attributable to common shares net of advisory fee reduction, if any (b)(c)	1.62	%(g)	2.01%	1.64%	1.74%	2.05%	1.92%
Ratio of operating expenses to average net assets including liquidation value of preferred shares before fees waived	1.47	%(g)	1.50%	1.45%	1.51%	—	—
Ratio of operating expenses to average net assets including liquidation value of preferred shares net of advisory fee reduction, if any (b)(c)	1.24	%(g)	1.50%	1.15%	1.17%	1.37%	1.27%
Portfolio turnover rate †††	23%		71%	76%	61%	51%	32%
Preferred Stock:
6.000% Series B Cumulative Preferred Stock
Liquidation value, end of period (in 000’s)	$24,139		$24,139	$24,433	$24,770	$24,770	$24,770
Total shares outstanding (in 000’s)	966		966	977	991	991	991
Liquidation preference per share	$25.00		$25.00	$25.00	$25.00	$25.00	$25.00
Average market value (d)	$25.02		$23.95	$22.75	$24.07	$24.10	$25.14
Asset coverage per share	$101.72		$105.82	$93.91	$75.02	$76.43	$73.00
Series C Auction Rate Cumulative Preferred Stock
Liquidation value, end of period (in 000’s)	—		—	—	$25,000	$25,000	$25,000
Total shares outstanding (in 000’s)	—		—	—	1	1	1
Liquidation preference per share	—		—	—	$25,000	$25,000	$25,000
Average market value (d)	—		—	—	$25,000	$25,000	$25,000
Asset coverage per share	—		—	—	$75,025	$76,431	$72,998
Asset Coverage (e)	407%		423%	376%	300%	306%	292%

†	Based on net asset value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

††	Based on market value per share, adjusted for reinvestment of distributions at prices determined under the Fund’s dividend reinvestment plan. Total return for a period of less than one year is not annualized.

†††	Effective in 2008, a change in accounting policy was adopted with regard to the calculation of the portfolio turnover rate to include cash proceeds due to mergers. Had this policy been adopted retroactively, the portfolio turnover rate for the years ended December 31, 2007, 2006, and 2005, would have been 98%, 65%, and 59%, respectively.

*	Based on year to date book income. Amounts are subject to change and recharacterization at year end.

(a)	Calculated based upon average common shares outstanding on the record dates throughout the periods.

(b)	The ratios include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian (“Custodian Fee Credits”). Historically, the ratios reflected operating expenses before the reduction for Custodian Fee Credits. If the ratios did not reflect a reduction for Custodian Fee Credits for the years ended December 31, 2007 and 2006, the ratios of operating expenses to average net assets attributable to common shares net of advisory fee reduction would have been 1.75% and 2.07%, respectively, and the ratios of operating expenses to average net assets including liquidation value of preferred shares would have been 1.18% and 1.37%, respectively. For the six months ended June 30, 2010 and the years ended December 31, 2009, 2008, and 2005, the effect of Custodian Fee Credits was minimal.

(c)	The Fund incurred dividend expense on securities sold short for the years ended December 31, 2006 and 2007. If 2006 dividend expense had not been incurred, the ratio of operating expenses to average net assets attributable to common shares would have been 2.06% and the ratio of operating expenses to average net assets including liquidation value of preferred shares would have been 1.37%. For the year ended December 31, 2007, the effect of dividend expense on securities sold short was minimal.

(d)	Based on weekly prices.

(e)	Asset coverage is calculated by combining all series of preferred stock.

(f)	Amount represents less than $0.005 per share.

(g)	Annualized.
See accompanying notes to financial statements.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
NOTES TO FINANCIAL STATEMENTS (Unaudited)
1. Organization. The Gabelli Convertible and Income Securities Fund Inc. (the “Fund”) is a diversified closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), whose investment objective is to seek a high level of total return through a combination of current income and capital appreciation by investing in convertible securities. The Fund was incorporated in Maryland on December 19, 1988 as a diversified open-end management investment company and commenced investment operations on July 3, 1989 as The Gabelli Convertible Securities Fund, Inc. The Board of Directors (the “Board”), at a special meeting of shareholders held on February 17, 1995, voted to approve the conversion of the Fund to closed-end status, effective March 31, 1995.
     Effective August 1, 2002, the Fund changed its name to The Gabelli Convertible and Income Securities Fund Inc. Consistent with its new name, under normal market conditions, the Fund will invest at least 80% of its net assets in a combination of convertible securities and income producing securities (the “80% Policy”). The Fund expects to continue its practice of focusing on convertible securities to the extent attractive opportunities are available. The 80% Policy may be changed without shareholder approval. However, the Fund has adopted a policy to provide shareholders with notice at least sixty days prior to the implementation of any change in the 80% Policy.
2. Significant Accounting Policies. The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) has become the exclusive reference of authoritative United States of America (“U.S.”) generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The ASC has superseded all existing non-SEC accounting and reporting standards. The Fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
     Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the “Adviser”).
     Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market but prior to the close of business on the day the securities are being valued. Debt instruments with remaining maturities of sixty days or less that are not credit impaired are valued at amortized cost, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Debt instruments having a maturity greater than sixty days for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. U.S. government obligations with maturities greater than sixty days are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.
     The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:
•	Level 1 – quoted prices in active markets for identical securities;

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).
     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities and other financial instruments by inputs used to value the Fund’s investments as of June 30, 2010 is as follows:

	Valuation Inputs
	Level 1	Level 2	Level 3	Total
	Quoted	Other Significant	Significant	Market Value
	Prices	Observable Inputs	Unobservable Inputs	at 6/30/10
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds	—	$29,464,727	$0	$29,464,727

Convertible Preferred Stocks:
Business Services	—	—	117	117
Health Care	—	—	6,224	6,224
Transportation	—	333,500	—	333,500
Other Industries (a)	$3,112,140	—	—	3,112,140

Total Convertible Preferred Stocks	3,112,140	333,500	6,341	3,451,981

Common Stocks:
Aerospace	758,690	8,740	—	767,430
Cable and Satellite	65,520	—	0	65,520
Energy and Utilities	7,205,236	—	0	7,205,236
Wireless Communications	25,960	—	0	25,960
Other Industries (a)	28,217,056	—	—	28,217,056

Total Common Stocks	36,272,462	8,740	0	36,281,202

Preferred Stocks (a)	294	—	—	294
Warrants (a)	—	922	—	922
Corporate Bonds	—	1,979,750	15,836	1,995,586
U.S. Government Obligations	—	27,168,479	—	27,168,479

TOTAL INVESTMENTS IN SECURITIES – ASSETS	$39,384,896	$58,956,118	$22,177	$98,363,191

OTHER FINANCIAL INSTRUMENTS:
LIABILITIES (Unrealized Depreciation): *
EQUITY CONTRACT
Contract for Difference Swap Agreement	$—	$(23,712)	$—	$(23,712)

(a)	Please refer to the Schedule of Investments (“SOI”) for the industry classifications of these portfolio holdings.

*	Other financial instruments are derivatives not reflected in the SOI, such as futures, forwards, and swaps, which are valued at the unrealized appreciation/depreciation of the instrument.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     The Fund did not have significant transfers between Level 1 and Level 2 during the reporting period.
     The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

									Net change
									in unrealized
									appreciation/
									depreciation
				Change in					during the
	Balance	Accrued	Realized	unrealized	Net	Transfers	Transfers	Balance	period on Level 3
	as of	discounts/	gain/	appreciation/	purchases/	into	out of	as of	investments held
	12/31/09	(premiums)	(loss)	depreciation†	(sales)	Level 3††	Level 3††	6/30/10	at 6/30/10†

INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Convertible Corporate Bonds	$0	$—	$—	$—	$—	$—	$—	$0	$—
Convertible Preferred Stocks:
Business Services	117	—	—	—	—	—	—	117	—
Health Care	8,832	—	—	(2,608)	—	—	—	6,224	(2,608)

Total Convertible Preferred Stocks	8,949	—	—	(2,608)	—	—	—	6,341	(2,608)

Common Stocks:
Cable and Satellite	0	—	—	—	—	—	—	0	—
Energy and Utilities	0	—	—	—	—	—	—	0	—
Wireless Communications	0	—	—	—	—	—	—	0	—

Total Common Stocks	0	—	—	—	—	—	—	0	—

Corporate Bonds	35,120	—	—	(19,284)	—	—	—	15,836	(19,284)

TOTAL INVESTMENTS IN SECURITIES	$44,069	$—	$—	$(21,892)	$—	$—	$—	$22,177	$(21,892)

†	Net change in unrealized appreciation/depreciation on investments is included in the related amounts in the Statement of Operations.

††	The Fund’s policy is to recognize transfers into and transfers out of Level 3 as of the beginning of the reporting period.
     In January 2010, the FASB issued amended guidance to improve disclosure about fair value measurements which requires additional disclosures about transfers between Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements in the reconciliation of fair value measurements using significant unobservable inputs (Level 3). It also clarifies existing disclosure requirements relating to the levels of disaggregation of fair value measurement and inputs and valuation techniques used to measure fair value. Disclosures about purchases, sales, issuances, and settlements in the rollforward of activity in Level 3 fair value measurements are effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years. Management is currently evaluating the implications of this guidance on the Fund’s financial statements. The remainder of the amended guidance is effective for financial statements for fiscal years beginning after December 15, 2009 and interim periods within those fiscal years. Management has evaluated the impact of this guidance on the Fund’s financial statements and determined that there is no impact as of June 30, 2010.
Derivative Financial Instruments.
The Fund may engage in various portfolio investment strategies by investing in a number of derivative financial instruments for the purpose of increasing the income of the Fund, hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase, or hedging against a specific transaction with respect to either the currency in which the transaction is denominated or another currency. Investing in certain derivative financial instruments, including participation in the options, futures, or swap markets, entails certain execution, liquidity, hedging, tax, and securities, interest, credit, or currency market risks. Losses may arise if the Adviser’s prediction of movements in the direction of the securities, foreign currency, and interest rate markets is inaccurate. Losses may also arise if the

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
counterparty does not perform its duties under a contract, or that, in the event of default, the Fund may be delayed in or prevented from obtaining payments or other contractual remedies owed to it under derivative contracts. The creditworthiness of the counterparties is closely monitored in order to minimize these risks. Participation in derivative transactions involves investment risks, transaction costs, and potential losses to which the Fund would not be subject absent the use of these strategies. The consequences of these risks, transaction costs, and losses may have a negative impact on the Fund’s ability to pay distributions.
The Fund’s derivative contracts held at June 30, 2010, if any, are not accounted for as hedging instruments under GAAP.

Swap Agreements. The Fund may enter into equity and contract for difference swap transactions for the purpose of increasing the income of the Fund. The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. In a swap, a set of future cash flows is exchanged between two counterparties. One of these cash flow streams will typically be based on a reference interest rate combined with the performance of a notional value of shares of a stock. The other will be based on the performance of the shares of a stock. Depending on the general state of short-term interest rates and the returns on the Fund’s portfolio securities at the time a swap transaction reaches its scheduled termination date, there is a risk that the Fund will not be able to obtain a replacement transaction or that the terms of the replacement will not be as favorable as on the expiring transaction.
Unrealized gains related to swaps are reported as an asset and unrealized losses are reported as a liability in the Statement of Assets and Liabilities. The change in value of swaps, including the accrual of periodic amounts of interest to be paid or received on swaps, is reported as unrealized gain or loss in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements.
The Fund has entered into an equity contract for difference swap agreement with The Goldman Sachs Group, Inc. Details of the swap at June 30, 2010 are as follows:

Notional	Equity Security	Interest Rate/	Termination	Net Unrealized
Amount	Received	Equity Security Paid	Date	Depreciation
	Market Value Appreciation on:	One month LIBOR plus 90 bps plus Market Value Depreciation on:
$422,836 (47,500 Shares)	Rolls-Royce Group plc	Rolls-Royce Group plc	6/27/11	$(23,712)
The Fund’s volume of activity in equity contract for difference swap agreements during the six months ended June 30, 2010 had an average monthly notional amount of approximately $404,787.
As of June 30, 2010, the value of equity contract for difference swap agreements that were held with equity risk exposure can be found in the Statement of Assets and Liabilities under Liabilities, Unrealized depreciation on swap contracts.

For the six months ended June 30, 2010, the effect of equity contract for difference swap agreements with equity risk exposure can be found in the Statement of Operations under Net Realized and Unrealized Gain/(Loss) on Investments, Swap Contracts, and Foreign Currency, Net realized gain on swap contracts and Net change in unrealized appreciation/depreciation on swap contracts.
Futures Contracts. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the “initial margin.” Subsequent payments (“variation margin”) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are included in unrealized appreciation/depreciation on futures contracts. The Fund recognizes a realized gain or loss when the contract is closed.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
There are several risks in connection with the use of futures contracts as a hedging instrument. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market. During the six months ended June 30, 2010, the Fund had no investments in futures contracts.
Forward Foreign Exchange Contracts. The Fund may engage in forward foreign exchange contracts for the purpose of hedging a specific transaction with respect to either the currency in which the transaction is denominated or another currency as deemed appropriate by the Adviser. Forward foreign exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is included in unrealized appreciation/depreciation on investments and foreign currency translations. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The use of forward foreign exchange contracts does not eliminate fluctuations in the underlying prices of the Fund’s portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. During the six months ended June 30, 2010, the Fund had no investments in forward foreign exchange contracts.
     Repurchase Agreements. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System, or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. It is the policy of the Fund to receive and maintain securities as collateral whose market value is not less than their repurchase price. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited. At June 30, 2010, there were no open repurchase agreements.
     Securities Sold Short. The Fund may enter into short sale transactions. Short selling involves selling securities that may or may not be owned and, at times, borrowing the same securities for delivery to the purchaser, with an obligation to replace such borrowed securities at a later date. The proceeds received from short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of an open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date and interest expense is recorded on the accrual basis. The broker retains collateral for the value of the open positions, which is adjusted periodically as the value of the position fluctuates. At June 30, 2010, there were no open securities sold short.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at the current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/loss on investments.
     Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.
     Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
     Restricted and Illiquid Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are illiquid. Illiquid securities include securities the disposition of which is subject to substantial legal or contractual restrictions. The sale of illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. For the restricted and illiquid securities the Fund held as of June 30, 2010, refer to the Schedule of Investments.
     Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on the accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date except for certain dividends which are recorded as soon as the Fund is informed of the dividend.
     Custodian Fee Credits and Interest Expense. When cash balances are maintained in the custody account, the Fund receives credits which are used to offset custodian fees. The gross expenses paid under the custody arrangement are included in custodian fees in the Statement of Operations with the corresponding expense offset, if any, shown as “custodian fee credits.” When cash balances are overdrawn, the Fund is charged an overdraft fee equal to 2.00% above the federal funds rate on outstanding balances. This amount, if any, would be included in “interest expense” in the Statement of Operations.
     Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.
     Distributions to shareholders of the Fund’s 6.00% Series B Cumulative Preferred Stock and Series C Auction Rate Cumulative Preferred Stock (“Cumulative Preferred Stock”) are recorded on a daily basis and are determined as described in Note 5.
     The tax character of distributions paid during the year ended December 31, 2009 was as follows:

	Common	Preferred
Distributions paid from:
Ordinary income
(inclusive of short-term capital gains)	$1,110,747	$1,441,812
Return of capital	4,377,186	—

Total distributions paid	$5,487,933	$1,441,812

     Currently, the Fund has a fixed distribution policy. Under the policy, the Fund declares and pays quarterly distributions from net investment income and capital gains. The actual source of the distribution is determined after the end of the calendar year. To the extent such distributions are made from current earnings and profits, they are considered ordinary income or long-term capital gains. The Fund’s current distribution policy may restrict the Fund’s ability to pay out all of its net realized long-term capital gains as a Capital Gain Dividend.
     Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.
     As of December 31, 2009, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(6,349,308)
Net unrealized depreciation on investments and swap contracts	(1,729,123)
Other temporary differences*	(243,029)

Total	$(8,321,460)

*	Other temporary differences are primarily due to adjustments on preferred share class distribution payables, conversion premiums, income from investments in hybrid securities, and mark-to-market accrual adjustments on investments in swap contracts.
     At December 31, 2009, the Fund had net capital loss carryforwards for federal income tax purposes of $6,349,308, which are available to reduce future required distributions of net capital gains to shareholders through 2017.
     The following summarizes the tax cost of investments and the related net unrealized appreciation/depreciation at June 30, 2010:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$101,596,408	$4,475,396	$(7,708,613)	$(3,233,217)

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
     The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the six months ended June 30, 2010, the Fund did not incur any income tax, interest, or penalties. As of June 30, 2010, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. Tax years ended December 31, 2007 through December 31, 2009 remain subject to examination by the Internal Revenue Service and state taxing authorities. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.
3. Agreements and Transactions with Affiliates. The Fund has entered into an investment advisory agreement (the “Advisory Agreement”) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, equal on an annual basis to 1.00% of the value of the Fund’s average daily net assets including the liquidation value of preferred stock. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio and oversees the administration of all aspects of the Fund’s business and affairs. The Adviser has agreed to reduce the management fee on the incremental assets attributable to the Cumulative Preferred Stock if the total return of the NAV of the common shares of the Fund, including distributions and advisory fee subject to reduction, does not exceed the stated dividend rate or corresponding swap rate of each particular series of the Cumulative Preferred Stock for the year.
     The Fund’s total return on the NAV of the Common Shares is monitored on a monthly basis to assess whether the total return on the NAV of the Common Shares exceeds the stated dividend rate or corresponding swap rate of each particular series of Cumulative Preferred Stock for the period. For the six months ended June 30, 2010, the Fund’s total return on the NAV of the Common Shares did not exceed the stated dividend rate or net swap expense of the outstanding Preferred Stock. Thus, advisory fees with respect to the liquidation value of the Preferred Stock assets were reduced by $119,702.
     During the six months ended June 30, 2010, the Fund paid brokerage commissions on security trades of $15,668 to Gabelli & Company, Inc. (“Gabelli & Co.”), an affiliate of the Adviser.
     The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement between the Fund and the Adviser. During the six months ended June 30, 2010, the Fund paid or accrued $22,500 to the Adviser in connection with the cost of computing the Fund’s NAV.
     As per the approval of the Board, the Fund compensates officers of the Fund, who are employed by the Fund and are not employed by the Adviser (although the officers may receive incentive based variable compensation from affiliates of the Adviser), and pays its allocated portion of the cost of the Fund’s Chief Compliance Officer. For the six months ended June 30, 2010, the Fund paid or accrued $25,942 in payroll expenses in the Statement of Operations.
     The Fund pays each Director who is not considered an affiliated person an annual retainer of $5,000 plus $750 for each Board meeting attended. Each Director is reimbursed by the Fund for any out of pocket expenses incurred in attending meetings. All Board committee members receive $500 per meeting attended, the Audit Committee Chairman receives an annual fee of $3,000, the Nominating Committee Chairman receives an annual fee of $2,000, and the Lead Director receives an annual fee of $1,000. A Director may receive a single meeting fee, allocated among the participating funds, for participation in certain meetings held on behalf of multiple funds. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Fund.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
4. Portfolio Securities. Purchases and sales of securities for the six months ended June 30, 2010, other than short-term securities and U.S. Government obligations, aggregated $21,917,165 and $17,099,978, respectively.
5. Capital. The charter permits the Fund to issue 998,000,000 shares of common stock (par value $0.001). The Board has authorized the repurchase of up to 500,000 common shares on the open market when the shares are trading at a discount of 10% or more (or such other percentage as the Board may determine from time to time) from the NAV of the shares. During the six months ended June 30, 2010 and the year ended December 31, 2009, the Fund did not repurchase any shares of its common stock in the open market.
     Transactions in common stock were as follows:

Six Months Ended
	June 30, 2010		Year Ended
	(Unaudited)		December 31, 2009
	Shares	Amount	Shares	Amount
Net increase from shares issued upon reinvestment of distributions	124,828	$735,938	161,972	$813,857
     The Fund’s Articles of Incorporation authorize the issuance of up to 2,000,000 shares of $0.001 par value Cumulative Preferred Stock. The Cumulative Preferred Stock is senior to the common stock and results in the financial leveraging of the common stock. Such leveraging tends to magnify both the risks and opportunities to common shareholders. Dividends on shares of the Cumulative Preferred Stock are cumulative. The Fund is required by the 1940 Act and by the Articles Supplementary to meet certain asset coverage tests with respect to the Cumulative Preferred Stock. If the Fund fails to meet these requirements and does not correct such failure, the Fund may be required to redeem, in part or in full, the 6.00% Series B Cumulative Preferred Stock at a redemption price of $25.00 per share plus an amount equal to the accumulated and unpaid dividends whether or not declared on such shares in order to meet these requirements. Additionally, failure to meet the foregoing asset coverage requirements could restrict the Fund’s ability to pay dividends to common shareholders and could lead to sales of portfolio securities at inopportune times. The income received on the Fund’s assets may vary in a manner unrelated to the fixed and variable rates, which could have either a beneficial or detrimental impact on net investment income and gains available to common shareholders.
     A shelf registration, effective June 12, 2008, gives the Fund the ability to offer additional preferred shares and promissory notes.
     On March 18, 2003, the Fund received net proceeds of $23,994,241 after underwriting discounts of $787,500 and offering expenses of $218,259 from the public offering of 1,000,000 shares of 6.00% Series B Cumulative Preferred Stock (“Series B Stock”). Commencing March 19, 2008 and thereafter, the Fund, at its option, may redeem the Series B Stock in whole or in part at the redemption price at any time. The Board has authorized the repurchase on the open market at prices less than the $25 liquidation value of the Series B Stock. During the six months ended June 30, 2010 the Fund did not repurchase any shares of 6.00% Series B Cumulative Preferred Stock. At June 30, 2010, 965,548 shares of Series B Stock were outstanding and accrued dividends amounted to $12,069.
     The holders of Cumulative Preferred Stock generally are entitled to one vote per share held on each matter submitted to a vote of shareholders of the Fund and will vote together with holders of common stock as a single class. The holders of Cumulative Preferred Stock voting together as a single class also have the right currently to elect two Directors and under certain circumstances are entitled to elect a majority of the Board. In addition, the affirmative vote of a majority of the votes entitled to be cast by holders of all outstanding shares of the preferred stock, voting as a single class, will be required to approve any plan of reorganization adversely affecting the preferred stock, and the approval of two-thirds of each class, voting separately, of the Fund’s outstanding voting stock must approve the conversion of the Fund from a

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
NOTES TO FINANCIAL STATEMENTS (Continued) (Unaudited)
closed-end to an open-end investment company. The approval of a majority (as defined in the 1940 Act) of the outstanding preferred stock and a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities are required to approve certain other actions, including changes in the Fund’s investment objectives or fundamental investment policies.

6. Transactions in Securities of Affiliated Issuers. The 1940 Act defines affiliated issuers as those in which the Fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the Fund’s transactions in the securities of affiliated issuers during the six months ended June 30, 2010 is set forth below:

				Net Change in		Value at	Percent Owned
	Beginning	Shares	Ending	Unrealized	Realized	June 30,	of Shares
	Shares	Sold	Shares	Appreciation	Loss	2010	Outstanding
Trans-Lux Corp.	130,000	(130,000)	—	$24,647	$(808,809)	$—	—
7. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.
8. Other Matters. On April 24, 2008, the Investment Adviser entered into a settlement with the SEC to resolve an inquiry regarding prior frequent trading activity in shares of the GAMCO Global Growth Fund (the “Global Growth Fund”) by one investor who was banned from the Global Growth Fund in August 2002. In an administrative order that was entered in connection with the settlement, the SEC found that the Investment Adviser had willfully violated Section 206(2) of the Investment Advisers Act of 1940, Section 17(d) of the 1940 Act and Rule 17d-1 thereunder, and had willfully aided and abetted and caused violations of Section 12(d)(1)(B)(i) of the 1940 Act. Under the terms of the settlement, the Investment Adviser, while neither admitting nor denying the SEC’s findings and allegations, paid $16 million (which included a $5 million civil monetary penalty), approximately $12.8 million of which is in the process of being paid to shareholders of the Global Growth Fund in accordance with a plan developed by an independent distribution consultant and approved by the independent directors of the Global Growth Fund and acceptable to the staff of the SEC, and agreed to cease and desist from future violations of the above referenced federal securities laws. The SEC’s order also noted the cooperation that the Investment Adviser gave the staff of the SEC. The settlement will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement. On the same day, the SEC filed a civil action against the Executive Vice President and Chief Operating Officer of the Investment Adviser, alleging violations of certain federal securities laws arising from the same matter. The officer is also an officer of the Fund, the Global Growth Fund, and other funds in the Gabelli/GAMCO fund complex. The officer denied the allegations and is continuing in his positions with the Investment Adviser and the funds. The court dismissed certain claims, finding that the SEC was not entitled to pursue various remedies against the officer while leaving one remedy in the event the SEC were able to prove violations of law. The court, in response to a motion by the SEC, subsequently dismissed the remaining remedy without prejudice against the officer, which would allow the SEC to appeal the court’s rulings. The Investment Adviser currently expects that any resolution of the action against the officer will not have a material adverse impact on the Investment Adviser or its ability to fulfill its obligations under the Investment Advisory Agreement.
9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.
Certifications
     The Fund’s Chief Executive Officer has certified to the New York Stock Exchange (“NYSE”) that, as of June 30, 2010, he was not aware of any violation by the Fund of applicable NYSE corporate governance listing standards. The Fund reports to the SEC on Form N-CSR which contains certifications by the Fund’s principal executive officer and principal financial officer that relate to the Fund’s disclosure in such reports and that are required by Rule 30a-2(a) under the 1940 Act.

THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
Board Consideration and Re-Approval of Investment Advisory Contract (Unaudited)
At its meeting on May 18, 2010, the Board of Directors (“Board”) of the Fund approved the continuation of the investment advisory contract with the Adviser for the Fund on the basis of the recommendation by the directors who are not “interested persons” of the Fund (the “Independent Board Members”). The following paragraphs summarize the material information and factors considered by the Independent Board Members as well as their conclusions relative to such factors.
Nature, Extent, and Quality of Services. The Independent Board Members considered information regarding the portfolio manager, the depth of the analyst pool available to the Adviser and the portfolio manager, the scope of supervisory, administrative, shareholder, and other services supervised or provided by the Adviser and the absence of significant service problems reported to the Board. The Independent Board Members noted the experience, length of service, and reputation of the portfolio manager.
Investment Performance. The Independent Board Members reviewed the performance of the Fund since inception against a peer group of equity closed-end funds selected by Lipper. The Independent Board Members noted that the Fund’s performance for the one year period was in excess of 40%, although in the lowest decile and the performance for the three and five year periods was in the top third, which was reasonable particularly in light of the Fund’s conservative stance.

Profitability. The Independent Board Members reviewed summary data regarding the profitability of the Fund to the Adviser both with an administrative overhead charge and without such charge and found the profitability to be below normal. The Independent Board Members also noted that a portion of the Fund’s portfolio transactions was executed by the Adviser’s affiliated broker, resulting in incremental profits to the broker.
Economies of Scale. The Independent Board Members discussed the major elements of the Adviser’s cost structure and the relationship of those elements to potential economies of scale. The Independent Board Members noted that the Fund was a closed-end fund and unlikely to realize any economies of scale potentially available through growth in the absence of additional offerings.
Sharing of Economies of Scale. The Independent Board Members noted that the investment management fee schedule for the Fund does not take into account any potential economies of scale.
Service and Cost Comparisons. The Independent Board Members compared the expense ratios of the investment advisory fee, other expenses, and total expenses of the Fund with similar expense ratios of the peer group of equity closed-end funds and noted that the advisory fee includes substantially all administrative services of the Fund as well as investment advisory services of the Adviser. The Independent Board Members noted that the Fund’s expense ratios were above average and the Fund’s size was below average within the group. The Independent Board Members were presented with, but did not consider to be material to their decision, various information comparing the advisory fee with the fee for other types of accounts managed by the Adviser.
Conclusions. The Independent Board Members concluded that the Fund enjoyed highly experienced portfolio management services, good ancillary services, and a reasonable performance record within its conservative stance. The Independent Board Members also concluded that the Fund’s expense ratios were reasonable in light of the Fund’s size, and that, in part due to the Fund’s structure as a closed-end fund, economies of scale were not a significant factor in their thinking. The Independent Board Members did not view the potential profitability of ancillary services as material to their decision. On the basis of the foregoing and without assigning particular weight to any single conclusion, the Independent Board Members determined to recommend continuation of the investment management agreement to the full Board.

DIRECTORS AND OFFICERS
THE GABELLI CONVERTIBLE AND INCOME SECURITIES FUND INC.
One Corporate Center, Rye, NY 10580-1422

Directors

Mario J. Gabelli, CFA
Chairman & Chief Executive Officer,
GAMCO Investors, Inc.

E. Val Cerutti
Chief Executive Officer,
Cerutti Consultants, Inc.
Anthony J. Colavita
President,
Anthony J. Colavita, P.C.
Dugald A. Fletcher
President, Fletcher & Company, Inc.

Anthony R. Pustorino
Certified Public Accountant,
Professor Emeritus, Pace University
Werner J. Roeder, MD
Medical Director,
Lawrence Hospital

Anthonie C. van Ekris
Chairman, BALMAC International, Inc.

Salvatore J. Zizza
Chairman, Zizza & Co., Ltd.

Officers*

Bruce N. Alpert
President

Joseph H. Egan
Acting Treasurer

Peter D. Goldstein
Chief Compliance Officer & Acting Secretary

Christopher Haydon
Ombudsman

Laurissa M. Martire
Vice President & Ombudsman

Investment Adviser

Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422
Custodian

State Street Bank and Trust Company
Counsel

Skadden, Arps, Slate, Meagher & Flom LLP
Transfer Agent and Registrar

Computershare Trust Company, N.A.

Stock Exchange Listing

		6.00%
	Common	Preferred
NYSE–Symbol:	GCV	GCV PrB
Shares Outstanding:	13,255,095	965,548

*	Agnes Mullady, Treasurer and Secretary, is on a leave of absence.
The Net Asset Value per share appears in the Publicly Traded Funds column, under the heading “Convertible Securities Funds,” in Monday’s The Wall Street Journal. It is also listed in Barron’s Mutual Funds/Closed End Funds section under the heading “Convertible Securities Funds.”
The Net Asset Value per share may be obtained each day by calling (914) 921-5070 or visiting www.gabelli.com.

For general information about the Gabelli Funds, call 800-GABELLI (800-422-3554), fax us at 914-921-5118, visit Gabelli Funds’ Internet homepage at: www.gabelli.com, or e-mail us at: closedend@gabelli.com

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940, as amended, that the Fund may, from time to time, purchase shares of its common stock in the open market when the Fund’s shares are trading at a discount of 10% or more from the net asset value of the shares. The Fund may also, from time to time, purchase shares of its preferred stock in the open market when the preferred shares are trading at a discount to the liquidation value.

Item 2.	Code of Ethics.
Not applicable.

Item 3.	Audit Committee Financial Expert.
Not applicable.

Item 4.	Principal Accountant Fees and Services.
Not applicable.

Item 5.	Audit Committee of Listed registrants.
Not applicable.

Item 6.	Investments.
(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.
(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
REGISTRANT PURCHASES OF EQUITY SECURITIES

			(c) Total Number of	(d) Maximum Number (or
			Shares (or Units)	Approximate Dollar Value) of
	(a) Total Number of		Purchased as Part of	Shares (or Units) that May
	Shares (or Units)	(b) Average Price Paid	Publicly Announced	Yet Be Purchased Under the
Period	Purchased	per Share (or Unit)	Plans or Programs	Plans or Programs
Month #1 01/01/10 through 01/31/10	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 13,130,267 Preferred Series B – 965,548

Month #2 02/01/10 through 02/28/10	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 13,130,267 Preferred Series B – 965,548

Month #3 03/01/10 through 03/31/10	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 13,194,425 Preferred Series B – 965,548

Month #4 04/01/10 through 04/30/10	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 13,194,425 Preferred Series B – 965,548

Month #5 05/01/10 through 05/31/10	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 13,194,425 Preferred Series B – 965,548

Month #6 06/01/10 through 06/30/10	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – 13,255,095 Preferred Series B – 965,548

Total	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	Common – N/A Preferred Series B – N/A	N/A
Footnote columns (c) and (d) of the table, by disclosing the following information in the aggregate for all plans or programs publicly announced:

a.	The date each plan or program was announced – The notice of the potential repurchase of common and preferred shares occurs quarterly in the Fund’s quarterly report in accordance with Section 23(c) of the Investment Company Act of 1940, as amended.

b.	The dollar amount (or share or unit amount) approved – Any or all common shares outstanding may be repurchased when the Fund’s common shares are trading at a discount of 10% or more from the net asset value of the shares.

Any or all preferred shares outstanding may be repurchased when the Fund’s preferred shares are trading at a discount to the liquidation value of $25.00.

c.	The expiration date (if any) of each plan or program – The Fund’s repurchase plans are ongoing.

d.	Each plan or program that has expired during the period covered by the table – The Fund’s repurchase plans are ongoing.

e.	Each plan or program the registrant has determined to terminate prior to expiration, or under which the registrant does not intend to make further purchases. – The Fund’s repurchase plans are ongoing.

Item 10.	Submission of Matters to a Vote of Security Holders.
On January 15, 2010, the Board of Directors of The Gabelli Convertible and Income Securities Fund Inc. (the “Fund”) approved and adopted an amendment (the “Amendment”) to the Amended and Restated By-Laws of the Fund. The Amendment was effective as of January 15, 2010. The Amendment sets forth the processes and procedures that stockholders of the Fund must follow, and specifies additional information that stockholders of the Fund must provide, when proposing director nominations at any annual or special meeting of stockholders or other business to be considered at an annual meeting of stockholders.
Item 11. Controls and Procedures.
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.
(a)(1) Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.
(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant) The Gabelli Convertible and Income Securities Fund Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer
Date 9/1/10
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert Bruce N. Alpert, Principal Executive Officer

Date 9/1/10

By (Signature and Title)*	/s/ Joseph H. Egan Joseph H. Egan, Principal Financial Officer

Date 9/1/10

*	Print the name and title of each signing officer under his or her signature.